Tema Monopolies and Oligopolies ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Aerospace & Defense - 8.1%
Airbus SE	4,806	$884,464
General Electric Co.	14,746	3,626,189
		4,510,653

Biotechnology - 3.9%
Gilead Sciences, Inc.	11,501	1,266,030
Vertex Pharmaceuticals, Inc. (a)	2,083	920,790
		2,186,820

Capital Markets - 18.4%
Cboe Global Markets, Inc.	4,827	1,105,962
CME Group, Inc.	6,720	1,942,080
Intercontinental Exchange, Inc.	11,361	2,042,708
Moody's Corp.	3,769	1,806,557
MSCI, Inc.	3,045	1,717,441
S&P Global, Inc.	3,302	1,693,464
		10,308,212

Chemicals - 3.0%
Sherwin-Williams Co.	4,719	1,693,225

Commercial Services & Supplies - 2.9%
Copart, Inc. (a)	31,584	1,625,944

Construction & Engineering - 3.6%
Ferrovial SE	39,987	2,035,877

Construction Materials - 1.8%
Vulcan Materials Co.	3,729	988,446

Consumer Staples Distribution & Retail - 5.6%
Performance Food Group Co. (a)	22,141	1,982,948
US Foods Holding Corp. (a)	14,549	1,151,117
		3,134,065

Electric Utilities - 0.9%
Entergy Corp.	6,207	516,919

Electronic Equipment, Instruments & Components - 0.5%
Keysight Technologies, Inc. (a)	1,711	268,696

Financial Services - 6.1%
Visa, Inc. - Class A	9,427	3,442,646

Ground Transportation - 4.4%
Canadian National Railway Co.	9,442	990,843
Canadian Pacific Kansas City Ltd.	17,829	1,455,738
		2,446,581

Health Care Equipment & Supplies - 3.7%
Align Technology, Inc. (a)	4,009	725,388
Becton Dickinson & Co.	2,364	408,003
IDEXX Laboratories, Inc. (a)	1,869	959,470
		2,092,861

Health Care Providers & Services - 1.5%
Elevance Health, Inc.	2,251	864,024

Household Products - 1.4%
Church & Dwight Co., Inc.	7,748	761,706

Insurance - 2.6%
Aon PLC - Class A	3,881	1,444,043

Life Sciences Tools & Services - 4.1%
Thermo Fisher Scientific, Inc.	3,168	1,276,134
Waters Corp. (a)	2,952	1,030,956
		2,307,090

Machinery - 3.8%
Deere & Co.	2,509	1,270,206
Donaldson Co., Inc.	12,440	865,202
		2,135,408

Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	4,259	911,341
KLA Corp.	1,905	1,441,856
Lam Research Corp.	14,066	1,136,392
ON Semiconductor Corp. (a)	12,701	533,696
		4,023,285

Software - 11.1%
Fair Isaac Corp. (a)	901	1,555,378
Fortinet, Inc. (a)	11,063	1,125,992
Intuit, Inc.	3,662	2,759,207
Synopsys, Inc. (a)	1,612	747,936
		6,188,513

Specialty Retail - 2.0%
Lowe's Cos., Inc.	5,046	1,139,034

Transportation Infrastructure - 2.3%
Aena SME SA (b)	4,722	1,270,695
TOTAL COMMON STOCKS (Cost $50,147,510)		55,384,743

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.23% (c)	613,788	613,788
TOTAL SHORT-TERM INVESTMENTS (Cost $613,788)		613,788

TOTAL INVESTMENTS - 100.0% (Cost $50,761,298)		$55,998,531
Other Assets in Excess of Liabilities - 0.0% (d)		21,859
TOTAL NET ASSETS - 100.0%		$56,020,390
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $1,270,695 or 2.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(d)	Represents less than 0.05% of net assets.

Tema ETF Trust
Tema Monopolies and Oligopolies ETF
Notes to Quarterly Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,384,743	$–	$–	$55,384,743
Money Market Funds	613,788	–	–	613,788
Total Investments	$55,998,531	$–	$–	$55,998,531

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2025
(% of Net Assets)
United States	$47,916,871	85.5%
Canada	2,446,581	4.4
Netherlands	2,035,877	3.6
United Kingdom	1,444,043	2.6
Spain	1,270,695	2.3
France	884,464	1.6
Other Assets in Excess of Liabilities	21,859	0.0 (a)
	$56,020,390	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of May 31, 2025
(% of Net Assets)
Financials	$15,194,901	27.1%
Industrials	14,025,158	25.1
Information Technology	10,480,494	18.8
Health Care	7,450,795	13.2
Consumer Staples	3,895,771	7.0
Materials	2,681,671	4.8
Consumer Discretionary	1,139,034	2.0
Utilities	516,919	0.9
Money Market Funds	613,788	1.1
Other Assets in Excess of Liabilities	21,859	0.0 (a)
	56,020,390	100.0%

(a)	Represents less than 0.05% of net assets.